Leasing (Details) - ILS (₪) ₪ in Thousands		1 Months Ended	12 Months Ended
	Mar. 04, 2020	Mar. 31, 2021	Dec. 31, 2022
Leasing [Abstract]
Monthly payment	₪ 25
Deposit amount	₪ 110		₪ 110
Right of usage asset			₪ 1,029
Lessee, finance lease, discount rate			5.00%
Monthly rent		₪ 14
Lease determined rate			5.00%
Rental liability			₪ 532
Withdrawal amount			187
Withdrawal of balance amount			₪ 201